Income Taxes - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Tax Credit Carryforward [Line Items]
Recovery of (provision for) income taxes	$ (79,145)	$ 29,027
Non-capital tax losses	342,308	209,759
Non-capital tax losses, no expiration	273,131
Non-capital tax losses, expire between 2033 and 2039	69,177
Investment Tax Credit Carryforward
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	$ 14,629	$ 2,111